UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09123

AMIDEX™ FUNDS, INC.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road Eagleville PA	19403
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration LLC
 4520 Main Street, Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 215.830.8712

Date of fiscal year end: 05/31/2014

Date of reporting period: 05/31/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders for the period ended May 31, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

ANNUAL REPORT

May 31, 2014

AMIDEX Funds, Inc.
c/o Matrix Capital Group, Inc.
4520 Main Street
Suite 4125
Kansas City, MO  64111

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Table of Contents

President’s Letter & Management’s Discussion of Fund Performance	1-2

Comparison of Investment	3

Information About Your Fund’s Expenses	4-5

Schedule of Investments	6-8

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Per Share Data	12-14

Notes to the Financial Statements	15-21

Report of Independent Registered Public Accounting Firm	22

Additional Information	23

Directors and Officers Information	24-25

AMIDEXTM Funds, Inc.	ANNUAL REPORT

President's Letter & Management's Discussion of Fund Performance

May 31, 2014

Dear AMIDEXTM Funds, Inc. Shareholder,

Enclosed please find the Annual Report for the AMIDEXTM Funds, Inc. for the fiscal year ended May 31, 2014.

During the last fiscal year we have seen a steady upward trend in all major indexes both on Tel Aviv and U.S. markets. Despite moderate economic recovery figures investors showed optimism when it came to investing. During our 2013 annual index revision the shift in weight continued from Israeli traded stocks to U.S. domiciled stocks. The Index now is split between 18 U.S. traded stocks and 17 Israeli traded stocks. Among the new comers on the U.S. side are Perrigo Company, Opko Health, and Alon USA Partners.

The Tel Aviv Stock Exchange performed well over the past 12 months despite Israel's economy figures. During the first fiscal quarter the GDP boasted 5.1% in annualized figures and the markets have seen an increase in both domestic and foreign investments. By the second quarter we have noticed a drop in GDP and overall slowness in exports due to world demands and the appreciation of the Shekel. Increased interest in Israel's natural gas production managed to keep the economy in positive territory over the third quarter but talks about Israel's desperate demand for real estate put additional pressure on potential buyers. During the last quarter of our fiscal year we have seen continued positive trends in the market despite slowness in the economy due to global recovery and low interest rates.

The U.S. economy continued to show signs of improvement during our first fiscal quarter with strong manufacturing data and U.S. market indexes occasionally hitting all-time highs. Despite the second quarter's shaky start following a government shutdown, markets rallied again after a last minute extended deadline to the debt ceiling and news of a strong GDP. In the third quarter markets hit a series of record highs after Congress approved raising the debt ceiling until March 2015. Positive new jobs data fueled the market during our last quarter shadowing lack of GDP growth blamed on extreme weather.

One of Israel’s greatest challenges is still overcoming the relentless stream of biased and negative media portrayals.  Although political developments and news stories rarely have any long term effect on the performance of Israeli stocks, it remains difficult to motivate investors to look past perceptions and at reality.  Recent developments in the region have been exploited to promote ongoing campaigns aimed at delegitimizing Israel.  Those of us who believe in Israel and its people, and who strive to invest in Israeli companies for mutual benefit, must be careful to refute these anti-Israeli messages.  Although negative depictions of Israel in the press still plague us, we believe that the true story of Israel’s economic miracle will ultimately prevail.

We remain convinced that over the long term, Israeli entrepreneurialism coupled with Israel’s legendary investments in research and development, will lead to opportunities for portfolio growth.  We intend to stay the course and to patiently wait for world markets to gradually rebound.

For the 12-month period ending May 31, 2014, the AMIDEX35TM Israel Mutual Fund Class No-Load, Class A and Class C returned 16.47%, 16.43%* and 15.55%*, respectively. For the same period, the S&P500 Total Return Index returned 20.45%. For the ten year period ended May 31, 2014, the AMIDEX35TM Israel Mutual Fund Class No-Load had an annualized return of 4.93%. For the same period, the S&P500 Index rose 7.77%. For the ten year period ended May 31, 2014, the AMIDEX35TM Israel Mutual Fund Class A had an annualized return 4.84%*. For the ten year period ended May 31, 2014, the AMIDEX35TM Israel Mutual Fund Class C had an annualized return of 4.07%.

* The returns stated above do not take into consideration transaction charges such as sales loads, redemption fees or CDSC fees. If these fees were taken into consideration, the one year and ten year returns for the AMIDEX35TM Israel Mutual Fund Class A shares would be 10.03% and 4.25%, respectively and the one year returns for the AMIDEX35TM Israel Mutual Fund Class C shares would be 14.39%. There is a maximum sales load of 5.50% on certain Class A subscriptions. A 1% contingent deferred sales charge “CDSC fee” is imposed on redemptions of Class C shares made within thirteen months of purchase. The Fund imposes a 2% redemption fee on AMIDEX35TM Israel Mutual Fund No-Load Class shares redeemed within one year of purchase. See Total Return Table on the following pages for additional return information.

Portfolio Summary - The AMIDEX35™ Index tracks the largest Israeli companies traded either in Tel Aviv or New York, providing for the first time an accurate benchmark for Israel's equity universe.  The AMIDEX35TM Israel Mutual Fund’s total industry holdings as of May 31, 2014 were as follows:

Israeli traded
Banks	14.19%
Chemicals	9.31%
Diversified Holdings	7.03%
Food	3.51%
Insurance	2.50%
Oil & Gas	2.40%
Real Estate	4.48%
Telecommunications	2.93%

U.S. traded
Aerospace & Defense	3.00%
Building Materials	0.65%
Computers	0.88%
Electric	1.28%
Household Products & Wares	0.54%
Oil & Gas	1.12%
Pharmaceuticals	20.25%
Semiconductors	1.14%
Software	12.80%
Telecommunications	8.88%
Wireless Telecommunication Services	1.32%

Portfolio holdings are subject to change.  Percentages are based on net assets of the Fund at May 31, 2014.

Our primary investment strategies and objectives remain unchanged.  Our Funds are based on indices, and there has been no change in the underlying indices or portfolios, other than routine maintenance as outlined in the prospectuses.

We continue to believe in the merits of investing in our AMIDEX35TM Israel Mutual Fund and, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niche.  We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through the uncertainties that still lie ahead.

Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

Best regards,

Cliff Goldstein
President, AMIDEXTM Funds, Inc.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  An investor's return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  See Total Return Table on the following pages for additional return information.

Please call 215-830-8712 or visit the Fund’s website http://www.amidex.com/fund.htm for current performance data.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund.  Please read the prospectus carefully before you invest.

The AMIDEX35™ Index is a market capitalization weighted index, consisting of the thirty five highest capitalized Israeli companies publicly traded on the TASE, NASDAQ, or NYSE.  The AMIDEX35™ Index is not an investment product available for purchase.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEX35TM ISRAEL MUTUAL
FUND VERSUS THE MSCI WORLD INDEX AND THE S&P 500 TOTAL RETURN INDEX
(Unaudited)

Average Annual Total Return (Unaudited)

		Ten Years ended May 31, 2014	Five Years ended May 31, 2014	One Year Ended May 31, 2014
No Load Class		4.93%	4.64%	16.47%
Class A	With sales charge	4.25%	3.40%	10.03%
	Without sales charge	4.84%	4.57%	16.43%
Class C	With contingent deferred sales charge	4.07%	3.79%	14.39%
	Without contingent deferred sales charge	4.07%	3.79%	15.55%
MSCI World Index		8.02%	15.21%	19.62%
S&P 500 Total Return		7.77%	18.37%	20.45%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the AMIDEX35™ Israel Mutual Fund versus the MSCI World Index and the S&P 500 Total Return Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Due to the bi-national, multi-sector and market capitalization range of the Fund, there aren’t adequate publically published benchmarks for comparison.  As with any fund, save an index fund, that commonly compares its performance to the MSCI World Index and the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; there may be little or no congruence between these indices and the AMIDEX35™ Israel Mutual Fund, which will not invest in certain securities comprising these indices.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (December 1, 2013) and held for the entire period of 12/01/13 through 05/31/14. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 12/01/13). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2014
Actual Fund Return (in parentheses)	Beginning Account Value 12/01/13	Ending Account Value 05/31/14	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class (+5.05%)	$ 1,000.00	$ 1,050.50	$ 16.87
Amidex35TM Israel Mutual Fund Class A (+5.03%)	1,000.00	1,050.30	16.87
Amidex35TM Israel Mutual Fund Class C (+4.65%)	1,000.00	1,046.50	20.66

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Hypothetical 5% Fund Return	Beginning Account Value 12/01/13	Ending Account Value 05/31/14	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class	$ 1,000.00	$ 1,008.48	$ 16.52
Amidex35TM Israel Mutual Fund Class A	1,000.00	1,008.48	16.52
Amidex35TM Israel Mutual Fund Class C	1,000.00	1,004.74	20.24

*
Expenses are equal to the Funds’ annualized expense ratios of 3.30%, 3.30% and 4.05% for the Amidex35TM Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 30, 2013 were as follows:
AMIDEX35TM Israel Mutual Fund Class No-Load	3.47%
AMIDEX35TM Israel Mutual Fund Class A	3.47%
AMIDEX35TM Israel Mutual Fund Class C	4.22%

Total Gross Operating Expenses (Annualized) for the year ended May 31, 2014 were 3.45% for the AMIDEX35TM Israel Mutual Fund Class No-Load shares, 3.45% for the AMIDEX35TM Israel Mutual Fund Class A shares and 4.20% for the AMIDEX35TM Israel Mutual Fund Class C shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for expense related disclosures during the year ended May 31, 2014.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-876-3566. Please read it carefully before you invest or send money.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2014	ANNUAL REPORT

	Shares	Fair Value
ISRAEL – 46.35%

COMMON STOCK – 46.35%

Banks- 14.19%
Bank Hapoalim BM	122,528	$714,197
Bank Leumi Le-Israel BM *	140,616	555,729
First International Bank of Israel Ltd.	10,000	163,956
Israel Discount Bank Ltd. *	115,810	203,345
Mizrahi Tefahot Bank Ltd.	24,915	337,856
		1,975,083
Chemicals – 9.31%
Israel Chemicals Ltd.	147,335	1,295,612

Diversified Holdings – 7.03%
Delek Group Ltd.	1,064	450,824
Israel Corp. Ltd. *	908	528,475
		979,299
Food – 3.51%
Osem Investments Ltd.	12,084	276,526
Strauss Group Ltd.	11,200	212,807
		489,333
Insurance- 2.50%
Harel Insurance Investments & Financial Services Ltd.	26,000	152,298
Migdal Insurance & Financial Holdings Ltd.	120,216	195,510
		347,808

Oil & Gas – 2.40%
Oil Refineries Ltd. *	413,000	122,089
Paz Oil Co. Ltd.	1,300	212,544
		334,633
Real Estate – 4.48%
Azrieli Group Ltd.	12,000	389,972
Gazit-Globe Ltd.	18,000	232,998
		622,970
Telecommunications – 2.93%
Bezeq Israeli Telecommunication Corp. Ltd.	227,390	407,772

TOTAL COMMON STOCK – ISRAEL (Cost $3,996,161)		6,452,510

TOTAL ISRAEL (Cost $3,996,161)		6,452,510

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2014	ANNUAL REPORT

	Shares	Fair Value
UNITED STATES – 53.70%

COMMON STOCK – 50.74%

Aerospace & Defense – 3.00%
Elbit Systems Ltd.	6,698	$417,955

Building Materials – 0.65%
Caesarstone Sdot-Yam Ltd.	2,000	90,350

Computers – 0.88%
Electronics for Imaging, Inc. *	3,000	122,070

Electric – 1.28%
Ormat Technologies, Inc.	6,000	178,680

Household Products & Wares – 0.54%
SodaStream International Ltd. *	2,000	74,700

Pharmaceuticals – 20.25%
OPKO Health, Inc. *	8,000	68,960
Perrigo Co. PLC	6,000	829,200
Taro Pharmaceutical Industries Ltd. *	3,900	415,506
Teva Pharmaceutical Industries Ltd. - ADR	29,816	1,505,410
		2,819,076
Semiconductors – 1.14%
Mellanox Technologies Ltd. *	5,000	157,900

Software – 12.80%
Check Point Software Technologies Ltd. *	16,695	1,076,494
VeriFone Systems, Inc. *	12,000	393,720
Verint Systems, Inc. *	6,721	311,384
		1,781,598
Telecommunications – 8.88%
Amdocs Ltd.	15,803	760,440
Cellcom Israel Ltd.	15,500	201,190
NICE Systems Ltd. - ADR	7,000	274,610
		1,236,240
Wireless Telecommunication Services – 1.32%
Partner Communications Co. Ltd. – ADR *	22,100	184,093
TOTAL COMMON STOCK – UNITED STATES (Cost $5,781,003)		7,062,662

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2014	ANNUAL REPORT

	Shares	Fair Value
UNITED STATES – 53.70% (continued)

PARTNERSHIPS – 1.12%
Oil & Gas – 1.12%
Alon USA Partners LP	8,000	$155,760
TOTAL PARTNERSHIPS – UNITED STATES (Cost $115,010)		155,760

SHORT-TERM INVESTMENTS – 1.84%
Fidelity Institutional Money Market Fund, 0.01% ** (Cost $256,433)	256,433	256,433

TOTAL UNITED STATES (Cost $6,152,446)		$7,474,855

TOTAL INVESTMENTS (Cost $10,148,607) – 100.05%		$13,927,365
LIABILITIES IN EXCESS OF OTHER ASSETS, NET – (0.05)%		(6,840)
NET ASSETS - 100.00%		$13,920,525

*	Non-income producing security.
**	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.
BM   - Beeravon Mugbal (Limited).
LP  -  Limited Partnership.
PLC  -  Public Limited Company.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2014

AMIDEX35TM
Israel Mutual Fund
Assets:
Investments, at fair value (cost: $10,148,607)	$13,927,365
Receivables:
Dividends	14,172
Interest	2
Fund shares sold	50
Prepaid expenses	37,565
Total assets	13,979,154

Liabilities:
Payables:
Investment advisory and administrative fees	10,476
Distribution fees	6,635
Fund accounting and transfer agency fees	10,250
Other liabilities and accrued expenses	31,268
Total liabilities	58,629
Net Assets	$13,920,525

Net Assets consist of:
Common stock	$102
Additional paid-in capital	14,372,865
Accumulated net investment loss	(65,548)
Accumulated realized loss on investments	(4,165,657)
Net unrealized appreciation on investments	3,778,763

Total Net Assets (1,016,414 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for the Fund)	$13,920,525

No-load class shares:
Net Assets applicable to 769,278 shares outstanding	$11,529,833
Net Asset Value and offering price per share	$14.99

Minimum Redemption price per share No-load class 1	$14.69

Class A shares:
Net Assets applicable to 115,266 shares outstanding	$1,323,159
Net Asset Value and redemption price per share	$11.48

Maximum Offering price per share Class A 2	$12.15

Class C shares:
Net Assets applicable to 131,870 shares outstanding	$1,067,533
Net Asset Value and offering price per share	$8.10

Minimum Redemption price per share Class C 3	$8.02

1	A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.
2	A maximum sales charge of 5.50% is imposed on Class A shares.
3	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain redemption transactions within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
STATEMENT OF OPERATIONS

AMIDEX35TM
Israel Mutual Fund

For the Year Ended
May 31, 2014

Investment income:
Dividends (net of foreign withholding taxes of $69,391)	$288,126
Interest	22
Total investment income	288,148

Expenses:
Investment advisory fees	106,597
Distribution fees - No-load Class	27,515
Distribution fees - Class A	3,075
Distribution fees - Class C	10,885
Fund accounting and transfer agent fees	123,000
Registration fees	39,772
Legal fees	25,480
Custody fees (a)	21,958
Audit fees	21,900
Insurance fees	18,146
Administrative fees	13,325
Miscellaneous	15,194
Out of pocket expenses	9,812
Networking fees	9,516
Trustee fees	6,667
Pricing fees	4,699
Total expenses	457,541

Net investment loss	(169,393)

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments and foreign currency transactions	519,642
Net change in unrealized appreciation on investments and foreign currency transactions	1,670,497
Net realized and unrealized gain on investments and foreign currency transactions	2,190,138

Net increase in net assets resulting from operations	$2,020,746

(a)	Includes interest credits of $29

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEX35TM Israel Mutual Fund

	For the	For the
	Year Ended	Year Ended
	May 31, 2014	May 31, 2013
Increase (decrease) in Net Assets
Operations:
Net investment loss	$(169,393)	$(211,161)
Net realized gain (loss) on investments and foreign currency transactions	519,642	(1,317,073)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,670,497	3,076,190
Net increase in net assets resulting from operations	2,020,746	1,547,956

Decrease in net assets from Fund share transactions (Note 2)	(666,363)	(1,531,987)

Total increase in net assets	1,354,383	15,969

Net Assets:
Beginning of year	12,566,142	12,550,173
End of year	$13,920,525	$12,566,142
Undistributed accumulated net investment income (loss)	$(65,548)	$(96,622)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	AMIDEX35TM Israel Mutual Fund No-Load Class

	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	May 31, 2014		May 31, 2013		May 31, 2012	May 31, 2011	May 31, 2010

Net Asset Value, Beginning of Year	$12.87		$11.35		$16.94	$13.93	$11.98

Investment Operations:
Net investment income (loss) (a)	(0.17)		(0.20)		(0.10)	0.05	(0.05)
Net realized and unrealized gain (loss) on investments	2.29		1.72		(5.50)	2.99	1.99
Total from investment operations	2.12		1.52		(5.60)	3.04	1.94

Distributions:
From net investment income	-		-		-	(0.05)	-
Total distributions	-		-		-	(0.05)	-

Paid in capital from redemption fees	-	(c)	-	(c)	0.01	0.02	0.01

Net Asset Value, End of Year	$14.99		$12.87		$11.35	$16.94	$13.93

Total Return (b)	16.47%		13.39%		(33.00)%	21.93%	16.28%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,530		$10,415		$9,849	$15,821	$14,432
Ratio of expenses to average net assets:	3.37%		3.47%		3.02%	2.62%	2.84%
Ratio of net investment income (loss) to average net assets:	(1.21)%		(1.63)%		(0.75)%	0.31%	(0.32)%
Portfolio turnover rate	12.22%		7.98%		1.29%	4.06%	2.56%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Redemption fees per share were less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	AMIDEX35TM Israel Mutual Fund Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010

Net Asset Value, Beginning of Year	$9.86	$8.70	$12.99	$10.71	$9.22

Investment Operations:
Net investment income (loss) (a)	(0.13)	(0.16)	(0.08)	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	1.75	1.32	(4.21)	2.30	1.53
Total from investment operations	1.62	1.16	(4.29)	2.34	1.49

Distributions:
From net investment income	-	-	-	(0.06)	-
Total distributions	-	-	-	(0.06)	-

Net Asset Value, End of Year	$11.48	$9.86	$8.70	$12.99	$10.71

Total Return (b)	16.43%	13.33%	(33.03)%	21.81%	16.16%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,323	$1,158	$1,698	$3,833	$3,265
Ratio of expenses to average net assets:	3.37%	3.47%	3.02%	2.62%	2.85%
Ratio of net investment income (loss) to average net assets:	(1.21)%	(1.63)%	(0.75)%	0.30%	(0.34)%
Portfolio turnover rate	12.22%	7.98%	1.29%	4.06%	2.56%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	AMIDEX35TM Israel Mutual Fund Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010

Net Asset Value, Beginning of Year	$7.01	$6.23	$9.37	$7.76	$6.73

Investment Operations:
Net investment loss (a)	(0.15)	(0.16)	(0.11)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	1.24	0.94	(3.03)	1.65	1.11
Total from investment operations	1.09	0.78	(3.14)	1.61	1.03

Net Asset Value, End of Year	$8.10	$7.01	$6.23	$9.37	$7.76

Total Return (b)	15.55%	12.52%	(33.51)%	20.81%	15.30%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,068	$993	$1,003	$1,581	$1,195
Ratio of expenses to average net assets:	4.12%	4.22%	3.77%	3.37%	3.58%
Ratio of net investment loss to average net assets:	(1.96)%	(2.38)%	(1.50)%	(0.47)%	(1.03)%
Portfolio turnover rate	12.22%	7.98%	1.29%	4.06%	2.56%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2014

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEXTM Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of one active portfolio, the AMIDEX35TM Israel Mutual Fund (the “Fund”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund was registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35TM Israel Mutual Fund. Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Fund’s investment objective is long term growth of capital. The Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Investment Valuation - A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Fund values assets. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. If there are no sales that day, such securities will be valued at the last bid price, if available. Other over-the-counter securities are valued at the last sale price, if published, or the last bid price, if available. Lacking any sales on the principal exchange that day, the security is valued at the last reported bid, if available and would be categorized as level 2. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2. Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Fund’s valuation policies is not reliable, the Fund values the assets at fair value using procedures established by the Board of Directors. The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the Fund’s net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. As of and during the year ended May 31, 2014, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2014

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value:

Security Classification (a)
Level 1
Common Stock - Israel (b)	$6,452,510
Common Stock - United States (b)	7,062,662
Partnerships – United States (b)	155,760
Short-Term Investments	256,433
Total Level 1	$13,927,365

Level 2	$-

Level 3	$-

Total Investments	$13,927,365

(a)
As of and during the year ended May 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stocks and partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks and partnerships by major industry classification, please refer to the Schedule of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of May 31, 2014, from the valuation input levels used on May 31, 2013.

b)         Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)         Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to comply in the future and to distribute all of its net investment income and realized capital gains to its shareholders.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of  2010, 2011, 2012 and 2013 and during the year ended May 31, 2014 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and Maryland. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year ended May 31, 2014, the Fund did not incur any interest or penalties.

d)         Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gain.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2014

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e)         Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)         Redemption Fees and Sales Charges (loads) - Shareholders of the No-load shares that redeem shares within 365 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.50% is imposed on Class A shares. Shareholders of the Class C shares are imposed a contingent deferred sales charge (“CDSC”) of 1.00% in the event of certain redemption transactions within thirteen months following such investments. The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund. For the year ended May 31, 2014, there were redemption fees of $2,455 paid to the Fund and CDSC fees of $141 paid to the Adviser.

g)         Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended May 31, 2014 were as follows:

	No-Load
	Shares	Amount
Sold	40,998	$580,872
Redeemed	(80,988)	(1,136,714)
Net Decrease	(39,990)	$(555,842)

	Class A
	Shares	Amount
Sold	18,348	$198,579
Redeemed	(20,581)	(223,177)
Net Decrease	(2,233)	$(24,598)

	Class C
	Shares	Amount
Sold	22,648	$171,792
Redeemed	(32,563)	(257,715)
Net Decrease	(9,915)	$(85,923)

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2014

2.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Fund for the year ended May 31, 2013 were as follows:

	No-Load
	Shares	Amount
Sold	48,378	$593,888
Redeemed	(106,518)	(1,279,627)
Net Decrease	(58,140)	$(685,739)

	Class A
	Shares	Amount
Sold	12,831	$111,560
Redeemed	(90,479)	(830,985)
Net Decrease	(77,648)	$(719,425)

	Class C
	Shares	Amount
Sold	15,282	$101,919
Redeemed	(34,609)	(228,742)
Net Decrease	(19,327)	$(126,823)

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 1,601,082	$ 2,717,799

There were no government securities purchased or sold during the year.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Fund has entered into an Advisory Agreement with Index Investments, LLC (“II” or “Adviser”) to provide investment management services to the Fund. II furnishes, at its own expense, office space to the Fund and all necessary office facilities, equipment and personnel for managing the assets of the Fund. II also pays all expenses of marketing shares of the Fund and related bookkeeping. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Fund’s daily net assets. For the year ended May 31, 2014, the Fund incurred $106,597 of advisory fees, with $9,296 remaining payable at May 31, 2014.

Effective October 1, 2003, the Fund has entered into an Administrative Services Agreement (“ASA”) with II to provide administrative services to the Fund. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Fund’s daily net assets. For the year ended May 31, 2014, the Fund incurred $13,325 of administrative fees, with $1,180 remaining payable at May 31, 2014.

One director of the Fund is also an Officer of II.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2014

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives $10,250 per month. For the year ended May 31, 2014, Matrix earned $123,000 with $10,250 remaining payable at May 31, 2014 from the Fund.

Certain Officers of the Fund are also employees and officers of Matrix.

The Fund and II have entered into a Distribution Agreement with Matrix Capital Group, Inc. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Fund. Matrix serves as underwriter/distributor of the Fund. Pursuant to the Distribution Agreement, Matrix receives $20,000 per year from the Fund. Matrix also receives commissions from the sale of Class A Fund shares for which they are the broker of record. The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the year ended May 31, 2014, Matrix received net distribution fees of $19,556 from the Fund. For the year ended May 31, 2014, Matrix received commissions from the sale of Fund shares of $444 from the Class A shares.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets attributable to each class of shares, respectively, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. The distribution plan is a compensation plan, which also allows the Fund to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the Class A, the No-load class and Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. For the year ended May 31, 2014, the Fund incurred $41,475 in 12b-1 fees with $6,635 remaining payable at May 31, 2014.

5.	TAX MATTERS

There were no distributions paid during the fiscal years ended May 31, 2014 and May 31, 2013.

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at May 31, 2014 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 10,774,161	$ 5,142,148	$ (1,988,939)	$ 3,153,209

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Fund.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2014

5.	TAX MATTERS (continued)

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of May 31, 2014, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$3,153,209
Capital Loss Carryforwards	(3,540,103)
Post-December Ordinary Losses	(65,548)
Total Distributable Earnings, Net	$(452,442)

The carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to differing temporary book/tax differences due to the tax deferral of wash sales and post-October losses.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.  As of May 31, 2014, the Fund elected to defer net capital losses as indicated in the charts below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$ -	$ 1,445,177	$ 65,548	$ 96,622

As of May 31, 2014, the Fund has capital loss carryforwards available for federal income tax purposes as follows:

Expiring in: 2015	(1,009,874)
2016	(652,905)
2017	(393,230)
2018	(51,633)
No Expiration – Long-Term	(1,432,461)
$(3,540,103)

At May 31, 2014, the Fund had available for federal income tax purposes unused capital loss carryforwards of $3,540,103, which are available for offset against future capital gains, the use of a portion of which is limited by IRS regulations. To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Capital loss carryforwards in the amount of $1,409,903 expired during the year ended May 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2014

6.	RECLASS OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized gains/(losses) on a tax basis which is considered to be more informative to the shareholder. As of May 31, 2014, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Net Investment Loss	Paid-in Capital	Accumulated Capital Losses
$ 200,467	$ (1,616,854)	$ 1,416,387

7.	CONCENTRATION OF RISK

The Fund invests a majority of its funds in common stocks of Israeli companies. Investing in companies from one geographic region may pose additional risks inherent to a region’s economical and political situation.

A large portion of investments held by Fund are considered investments in the financial sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2014, Merrill Lynch Pierce, Fenner & Smith, Inc. held 34.15% of the Fund’s Class A shares in omnibus accounts for the sole benefit of their customers. As of May 31, 2014, Merrill Lynch Pierce, Fenner & Smith, Inc. held 41.69% of the Fund’s Class C shares in an omnibus account for the sole benefit of their customers.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	RECENT ACCOUNTING PROUNOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
AMIDEXTM Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMIDEXTM Funds, Inc., comprising AMIDEX35TM Israel Mutual Fund (the “Fund”), as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMIDEX35TM Israel Mutual Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen Fund Audit Services, LTD.
COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
July 30, 2014

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Additional Information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Fund did not pay any distributions during the fiscal year ended May 31, 2014.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2014 to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their own tax advisors.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Additional Information

DIRECTORS AND OFFICERS INFORMATION (Unaudited)

Management Information—Following are the Directors and Officers of the Company, their age and address, their present position with the Company or the Portfolios, and their principal occupation during the past five years. In case a vacancy or an anticipated vacancy on the Board of Directors shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Directors, subject to certain restrictions under the 1940 Act. Those Directors and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Company or the Adviser, are indicated in the table. The Company’s Statement of Additional Information includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-888-876-3566.

Name, Address and Age1	Position(s) Held with The Company	Term of Office and Length of Time Served2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director3	Other Directorships Held by Director4
NON-INTERESTED DIRECTORS
Eli Gabay, Esq. Age 54	Director	October 2003	Attorney, Solomon Sherman & Gabay, Philadelphia, PA	1	None
Erica Levi Age 35	Director	October 2003	Editor, Miles Media Group	1	None
INTERESTED DIRECTORS AND OFFICERS
Clifford A. Goldstein5 Age 55	President, Chief Compliance Officer and Director	1999	President, Index Investments, LLC, November 2002 to present; President, TransNations Investments, LLC, Executive Consultant and Attorney with The Chartwell Law Offices since 2002.	1	None
Larry E. Beaver, Jr.6 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 45	Chief Accounting Officer	May 2003	Director of Fund Accounting, Matrix 360 Administration, LLC, February 2005 to present.	N/A	N/A

1	Each Director may be contacted by writing to the Director, c/o AMIDEXTM Funds, Inc., 970 Rittenhouse Road, Eagleville, PA 19403.
2
Each Director holds office until he resigns, is removed or dies.  The President and Chief Accounting Officer shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Company. The Company has one portfolio, the AMIDEX35 TM Israel Mutual Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5	Indicates an "interested person" as defined in the Investment Company Act of 1940.
6	The Company entered into an agreement related to its Distribution Plan with Matrix Capital Group. Larry E. Beaver, Jr. is Director of Fund Administration at Matrix.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Additional Information

DIRECTORS AND OFFICERS INFORMATION (Unaudited) (continued)

Remuneration Paid to Directors and Officers—Officers of the Company and Directors who are "interested persons" of the Company or the Adviser will receive no salary or fees from the Company.  Each Director who is not an "interested person" receives a fee of $500 per meeting attended. The Company reimburses each Director and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Director1	Aggregate Compensation From the Company2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Company Paid to Directors2
Independent Directors
Eli Gabay, Esq.	$3,000	None	None	$3,000
Erica Levi	$3,000	None	None	$3,000
Interested Officers
Clifford A. Goldstein	None	Not Applicable	Not Applicable	None
Larry E. Beaver, Jr.	None	Not Applicable	Not Applicable	None

1	Each of the Directors and Officers serves as a Director or Officer to the one portfolio of the Company.

2	Figures are for the fiscal year ended May 31, 2014.

FOR MORE INFORMATION

Visit Our Website:
www.amidex.com

Email:
info@amidex.com

Call Us Toll Free:
1-888-876 3566

ITEM 2.	CODE OF ETHICS.

a. The registrant has, as of the end of the period covered by this report, adopted a Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

b. During the period covered by this report, there were no amendments to any provision of the Code of Ethics

c. During the period covered by this report, there were no waivers or implicit waivers of a provision of the Code of Ethics.

d. The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a. Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by a principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory filings or engagements for those fiscal years were $16,000 for 2014 and $16,000 for 2013.

b. Audit related fees
There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

c. Tax Fees
Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,750 for 2014 and $2,750 for 2013.

The fees were for preparation of IRS Form 1120-RIC and Form 8613 (excise tax). No tax services were provided to the registrant’s investment adviser.

d. All other fees During the last two fiscal year end for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) billings of $1,650 for 2014 and $1,650 for 2013 for the auditor’s consent and review of the semi-annual financial statement.

e (1) Audit Committee’s Pre-Approval Policies Registrant has adopted an audit committee charter to provide the Audit Committee with guidance. The audit committee consists of two independent members of the board of directors. The charter calls for receipt and review of the principal accountant’s written statement concerning independence; dialogue concerning relationships or services to others (which involved all service providers including registrant’s custodian, investment adviser, transfer agent, fund accountants and administrator); and, prior to the board of directors selecting registrant’s auditor, review and assess services provided, fees charged and to be charged, and other relevant data. The audit committee charter contains, among other things, express provisions for selecting registrant’s auditor and for pre-approving all permitted non-audit services. With respect to auditor selection, the charter expressly states that the audit committee is to consider.

(a)	the audit scope and plan to assure completeness and effectiveness of resources;
(b)	the auditor’s formal written statement delineating relationship with registrant;
(c)	the auditor’s relationship or service to others, which may impact objectivity or independence;
(d)	rotations of audit partners; and
(e)	fees or other compensation paid to the auditor

e (2)	Percentage of services approved by the audit committee

	Registrant	Adviser
Audit related Fees	100%	not applicable
Tax fees	100%	not applicable
All other fees	100%	not applicable

f. All work is performed by Cohen Fund Audit Services, Ltd.

g. There were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser, that provides ongoing services to the registrant during the last two fiscal years.

h. There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11.	CONTROLS AND PROCEDURES.

a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1) Code of Ethics for Principal Executive Officers of the AMIDEX™ Funds is filed herewith.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(3) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX™ Funds, Inc.

By /s/ Clifford A. Goldstein
Clifford A. Goldstein, President

Date: July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Clifford A. Goldstein
Clifford A. Goldstein, President

Date: July 30, 2014

By /s/ Larry E. Beaver, Jr.
Larry E. Beaver, Jr., Chief Accounting Officer

Date: July 30, 2014